Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	IZEA, INC.
Entity Central Index Key	0001495231
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Common Stock, Shares Outstanding		57,046,381
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,506,252